T. ROWE PRICE Institutional Emerging Markets Bond Fund
September 30, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.5%
Government Bonds 0.5%
Republic of Albania, 3.50%, 6/16/27
(EUR)  2,080,000 2,599
Total Albania (Cost
$2,683
)
2,599
ANGOLA 2.6%
Government Bonds 2.6%
Republic of Angola, 8.00%,
11/26/29 (USD)  3,810,000 3,912
Republic of Angola, 8.25%, 5/9/28
(USD)  3,290,000 3,418
Republic of Angola, 9.125%,
11/26/49 (USD)  2,800,000 2,854
Republic of Angola, 9.50%,
11/12/25 (USD)  2,150,000 2,373
Total Angola (Cost
$10,763
)
12,557
ARGENTINA 1.6%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28
(USD)  259,000 992
992
Government Bonds 1.4%
Republic of Argentina, 0.00%,
12/15/35 (USD) (1)(2) 4,020,000 27
Republic of Argentina, STEP, 0.50%,
7/9/30 (USD)  2,110,121 779
Republic of Argentina, STEP,
1.125%, 7/9/35 (USD)  9,600,026 3,164
Republic of Argentina, STEP, 2.00%,
1/9/38 (USD)  7,040,959 2,748
6,718
Total Argentina (Cost
$11,132
)
7,710
BAHAMAS 1.2%
Government Bonds 1.2%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD) (3) 6,825,000 5,895
Total Bahamas (Cost
$7,031
)
5,895
BAHRAIN 1.2%
Government Bonds 1.2%
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  3,540,000 3,880
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,825,000 1,885
Total Bahrain (Cost
$5,609
)
5,765
Par/Shares $ Value
(Cost and value in $000s)
BARBADOS 0.4%
Government Bonds 0.4%
Government of Barbados, 6.50%,
10/1/29 (USD) (3) 1,675,000 1,692
Total Barbados (Cost
$1,611
)
1,692
BENIN 0.5%
Government Bonds 0.5%
Republic of Benin, 4.875%, 1/19/32
(EUR) (3) 1,860,000 2,155
Total Benin (Cost
$2,231
)
2,155
BERMUDA 0.2%
Government Bonds 0.2%
Government of Bermuda, 3.375%,
8/20/50 (USD) (3) 813,000 819
Total Bermuda (Cost
$811
)
819
BRAZIL 2.2%
Corporate Bonds 1.0%
Cosan Overseas, 8.25% (USD) (4) 430,000 444
Embraer Netherlands Finance,
5.05%, 6/15/25 (USD)  1,200,000 1,265
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  1,250,000 1,240
Globo Comunicacao e
Participacoes, 5.125%, 3/31/27
(USD)  500,000 510
Nexa Resources, 5.375%, 5/4/27
(USD)  575,000 605
Petrobras Global Finance, 5.50%,
6/10/51 (USD)  780,000 727
4,791
Government Bonds 1.2%
Republic of Brazil, 4.50%, 5/30/29
(USD)  1,990,000 2,047
Republic of Brazil, 4.625%, 1/13/28
(USD)  500,000 527
Republic of Brazil, 5.00%, 1/27/45
(USD)  3,023,000 2,829
Republic of Brazil, 8.25%, 1/20/34
(USD)  380,000 507
5,910
Total Brazil (Cost
$10,705
)
10,701

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 2.0%
Corporate Bonds 2.0%
AES Andes, VR, 6.35%, 10/7/79
(USD) (3)(5) 725,000 768
AES Andes, VR, 7.125%, 3/26/79
(USD) (3)(5) 1,400,000 1,488
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 1,134
Corp Nacional del Cobre de Chile,
3.70%, 1/30/50 (USD) (3) 1,315,000 1,337
Corp Nacional del Cobre de Chile,
3.75%, 1/15/31 (USD) (3) 385,000 415
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  665,000 588
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD) (3) 800,000 783
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD) (3) 945,000 1,112
VTR Finance, 6.375%, 7/15/28
(USD)  1,700,000 1,835
Total Chile (Cost
$9,396
)
9,460
CHINA 5.3%
Convertible Bonds 0.2%
Huazhu Group, 3.00%, 5/1/26
(USD)  556,000 727
727
Corporate Bonds 3.8%
AAC Technologies Holdings,
2.625%, 6/2/26 (USD)  1,060,000 1,059
Agile Group Holdings, 5.75%,
1/2/25 (USD)  900,000 848
Agile Group Holdings, 6.05%,
10/13/25 (USD)  550,000 520
CIFI Holdings Group, 5.25%,
5/13/26 (USD)  450,000 442
CIFI Holdings Group, 6.55%,
3/28/24 (USD)  1,000,000 1,011
Country Garden Holdings, 3.30%,
1/12/31 (USD)  800,000 733
Country Garden Holdings, 8.00%,
1/27/24 (USD)  700,000 729
Health & Happiness H&H
International Holdings, 5.625%,
10/24/24 (USD)  1,000,000 1,022
Kaisa Group Holdings, 11.95%,
10/22/22 (USD)  1,600,000 1,376
Lenovo Group, 3.421%, 11/2/30
(USD) (3) 460,000 480
Lenovo Group, 3.421%, 11/2/30
(USD)  625,000 652
Shimao Group Holdings, 3.45%,
1/11/31 (USD)  3,200,000 2,865
Par/Shares $ Value
(Cost and value in $000s)
State Grid Overseas Investment
2013, 4.375%, 5/22/43 (USD)  500,000 615
State Grid Overseas Investment
2014, 4.85%, 5/7/44 (USD)  1,700,000 2,237
State Grid Overseas Investment BVI,
4.00%, 5/4/47 (USD)  800,000 952
Times China Holdings, 6.75%,
7/8/25 (USD)  1,744,000 1,602
Tingyi Cayman Islands Holding,
1.625%, 9/24/25 (USD)  774,000 769
Yanlord Land HK, 6.75%, 4/23/23
(USD)  500,000 506
18,418
Government Bonds 1.3%
People's Republic of China, 3.12%,
12/5/26  21,100,000 3,327
People's Republic of China, 3.27%,
11/19/30  18,000,000 2,862
6,189
Total China (Cost
$25,669
)
25,334
COLOMBIA 2.7%
Corporate Bonds 1.3%
Banco Davivienda, VR, 6.65%
(USD) (3)(4)(5) 1,100,000 1,176
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 1,090
Bancolombia, VR, 4.625%,
12/18/29 (USD) (5) 1,400,000 1,420
Ecopetrol, 5.875%, 5/28/45 (USD)  1,800,000 1,821
Grupo Aval, 4.375%, 2/4/30 (USD)  700,000 692
Millicom International Cellular,
4.50%, 4/27/31 (USD) (3) 200,000 209
6,408
Government Bonds 1.4%
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,700,000 2,532
Republic of Colombia, 4.125%,
5/15/51 (USD)  455,000 392
Republic of Colombia, 5.625%,
2/26/44 (USD)  1,000,000 1,046
Republic of Colombia, 6.125%,
1/18/41 (USD)  2,320,000 2,556
6,526
Total Colombia (Cost
$13,208
)
12,934
DOMINICAN REPUBLIC 2.8%
Government Bonds 2.8%
Dominican Republic, 4.50%,
1/30/30 (USD) (3) 3,370,000 3,437
Dominican Republic, 4.875%,
9/23/32 (USD) (3) 680,000 695
Dominican Republic, 4.875%,
9/23/32 (USD)  1,500,000 1,534

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 6.00%,
7/19/28 (USD)  420,000 476
Dominican Republic, 6.40%, 6/5/49
(USD) (3) 1,000,000 1,061
Dominican Republic, 6.50%,
2/15/48 (USD)  1,050,000 1,125
Dominican Republic, 6.85%,
1/27/45 (USD)  3,625,000 4,055
Dominican Republic, 7.45%,
4/30/44 (USD)  850,000 1,016
Total Dominican Republic (Cost
$12,868
)
13,399
ECUADOR 1.6%
Government Bonds 1.6%
Republic of Ecuador, STEP, 1.00%,
7/31/35 (USD) (3) 8,397,685 5,574
Republic of Ecuador, STEP, 5.00%,
7/31/30 (USD) (3) 2,529,550 2,125
Total Ecuador (Cost
$7,488
)
7,699
EGYPT 3.4%
Government Bonds 3.4%
Arab Republic of Egypt, 5.875%,
2/16/31 (USD) (3) 540,000 498
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  2,300,000 2,315
Arab Republic of Egypt, 7.50%,
1/31/27 (USD)  2,100,000 2,225
Arab Republic of Egypt, 7.60%,
3/1/29 (USD)  1,250,000 1,299
Arab Republic of Egypt, 7.903%,
2/21/48 (USD) (3) 800,000 733
Arab Republic of Egypt, 8.50%,
1/31/47 (USD) (3) 3,050,000 2,955
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  4,230,000 4,098
Arab Republic of Egypt, 14.051%,
7/21/22  16,750,000 1,075
Arab Republic of Egypt Treasury
Bills, 12.851%, 12/7/21  20,000,000 1,247
Total Egypt (Cost
$16,890
)
16,445
EL SALVADOR 1.0%
Government Bonds 1.0%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  2,465,000 1,898
Republic of El Salvador, 6.375%,
1/18/27 (USD) (3) 1,180,000 885
Republic of El Salvador, 7.65%,
6/15/35 (USD)  900,000 653
Par/Shares $ Value
(Cost and value in $000s)
Republic of El Salvador, 8.625%,
2/28/29 (USD)  1,800,000 1,386
Total El Salvador (Cost
$6,572
)
4,822
GHANA 1.0%
Corporate Bonds 0.1%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 687
687
Government Bonds 0.9%
Republic of Ghana, 8.125%,
1/18/26 (USD)  4,235,000 4,294
4,294
Total Ghana (Cost
$4,504
)
4,981
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  172,097 163
Total Grenada (Cost
$157
)
163
GUATEMALA 0.5%
Government Bonds 0.5%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,300,000 1,407
Republic of Guatemala, 4.90%,
6/1/30 (USD) (3) 1,000,000 1,089
Total Guatemala (Cost
$2,432
)
2,496
HONG KONG 0.4%
Corporate Bonds 0.4%
JMH, 2.50%, 4/9/31 (USD)  1,800,000 1,801
Total Hong Kong (Cost
$1,777
)
1,801
HUNGARY 0.2%
Government Bonds 0.2%
Republic of Hungary, 2.125%,
9/22/31 (USD) (3) 1,060,000 1,045
Total Hungary (Cost
$1,046
)
1,045
INDIA 3.0%
Corporate Bonds 1.4%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,278
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  1,555,000 1,512

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Adani Ports & Special Economic
Zone, 4.20%, 8/4/27 (USD) (3) 645,000 677
Adani Ports & Special Economic
Zone, 4.375%, 7/3/29 (USD)  400,000 421
Bharti Airtel, 3.25%, 6/3/31
(USD) (3) 1,540,000 1,550
Periama Holdings, 5.95%, 4/19/26
(USD)  993,000 1,067
6,505
Government Bonds 1.6%
Export-Import Bank of India, 2.25%,
1/13/31 (USD) (3) 255,000 237
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  1,800,000 1,676
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,655,000 5,751
7,664
Total India (Cost
$14,002
)
14,169
INDONESIA 6.4%
Corporate Bonds 3.8%
Bank Negara Indonesia Persero,
3.75%, 3/30/26 (USD)  1,749,000 1,799
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 2,327
Pertamina Persero, 5.625%, 5/20/43
(USD)  4,420,000 5,256
Pertamina Persero, 6.00%, 5/3/42
(USD)  1,500,000 1,858
Perusahaan Listrik Negara, 3.875%,
7/17/29 (USD) (3) 865,000 917
Perusahaan Listrik Negara, 4.00%,
6/30/50 (USD) (3) 200,000 192
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 1,085
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD) (3) 400,000 403
Perusahaan Listrik Negara, 4.875%,
7/17/49 (USD) (3) 355,000 380
Perusahaan Listrik Negara, 5.25%,
10/24/42 (USD)  400,000 448
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  2,800,000 3,463
18,128
Government Bonds 2.6%
Perusahaan Penerbit, 3.80%,
6/23/50 (USD) (3) 200,000 204
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  2,100,000 2,349
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  3,200,000 3,688
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  5,400,000 6,116
12,357
Total Indonesia (Cost
$28,951
)
30,485
Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 0.7%
Corporate Bonds 0.7%
ICL Group, 6.375%, 5/31/38
(USD) (3) 1,400,000 1,815
Israel Electric, 7.75%, 12/15/27
(USD)  350,000 452
Leviathan Bond, 6.125%, 6/30/25
(USD) (3) 1,100,000 1,191
Total Israel (Cost
$2,981
)
3,458
IVORY COAST 1.2%
Government Bonds 1.2%
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  3,950,000 4,183
Republic of Ivory Coast, STEP,
5.75%, 12/31/32 (USD)  1,473,001 1,479
Total Ivory Coast (Cost
$5,697
)
5,662
JAMAICA 1.7%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD) (3) 366,183 367
TransJamaican Highway, 5.75%,
10/10/36 (USD)  395,874 397
764
Government Bonds 1.5%
Government of Jamaica, 6.75%,
4/28/28 (USD)  1,100,000 1,284
Government of Jamaica, 7.875%,
7/28/45 (USD)  2,910,000 4,048
Government of Jamaica, 8.00%,
3/15/39 (USD)  1,465,000 2,037
7,369
Total Jamaica (Cost
$7,130
)
8,133
JORDAN 1.0%
Government Bonds 1.0%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  4,400,000 4,577
Total Jordan (Cost
$4,761
)
4,577
KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,700,000 1,756
Total Kazakhstan (Cost
$1,757
)
1,756

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.3%
Corporate Bonds 0.3%
Equate Petrochemical, 4.25%,
11/3/26 (USD)  200,000 220
MEGlobal Canada, 5.875%, 5/18/30
(USD) (3) 245,000 302
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 985
Total Kuwait (Cost
$1,373
)
1,507
LEBANON 0.3%
Government Bonds 0.3%
Lebanese Republic, 6.00%, 1/27/23
(USD) (1)(6) 9,515,000 1,612
Total Lebanon (Cost
$2,339
)
1,612
MEXICO 9.8%
Corporate Bonds 4.9%
Axtel, 6.375%, 11/14/24 (USD) (3) 505,000 517
Banco Mercantil del Norte, VR,
6.75% (USD) (4)(5) 600,000 634
Banco Mercantil del Norte, VR,
7.625% (USD) (4)(5) 500,000 558
Banco Mercantil del Norte, VR,
8.375% (USD) (4)(5) 475,000 562
Banco Santander Mexico, 5.375%,
4/17/25 (USD) (3) 655,000 733
Banco Santander Mexico, VR,
8.50% (USD) (4)(5) 800,000 821
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD) (5) 2,750,000 2,871
Cemex, 5.45%, 11/19/29 (USD)  700,000 759
Cometa Energia, 6.375%, 4/24/35
(USD) (3) 1,371,000 1,609
Cometa Energia, 6.375%, 4/24/35
(USD)  457,000 536
Controladora Mabe, 5.60%,
10/23/28 (USD) (3) 960,000 1,117
Industrias Penoles, 4.75%, 8/6/50
(USD) (3) 240,000 266
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,725,000 1,778
Infraestructura Energetica Nova,
4.875%, 1/14/48 (USD) (3) 600,000 619
Mexico City Airport Trust, 5.50%,
7/31/47 (USD)  10,063,000 10,298
23,678
Government Bonds 4.9%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  5,900,000 5,941
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,860,000 1,491
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  5,285,000 4,254
Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  3,800,000 4,018
Petroleos Mexicanos, 6.50%, 6/2/41
(USD)  6,880,000 6,100
Petroleos Mexicanos, 6.75%,
9/21/47 (USD)  1,500,000 1,311
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 125
23,240
Total Mexico (Cost
$44,918
)
46,918
MOROCCO 1.5%
Government Bonds 1.5%
Kingdom of Morocco, 2.375%,
12/15/27 (USD)  2,215,000 2,173
Kingdom of Morocco, 3.00%,
12/15/32 (USD) (3) 1,300,000 1,239
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  1,635,000 1,558
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  2,400,000 2,196
Total Morocco (Cost
$7,309
)
7,166
OMAN 5.0%
Corporate Bonds 1.3%
Bank Muscat, 4.75%, 3/17/26 (USD)  1,300,000 1,342
Lamar Funding, 3.958%, 5/7/25
(USD)  1,125,000 1,128
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 520
Oryx Funding, 5.80%, 2/3/31
(USD) (3) 200,000 212
Oryx Funding, 5.80%, 2/3/31 (USD)  500,000 531
Oztel Holdings, 6.625%, 4/24/28
(USD)  2,200,000 2,426
6,159
Government Bonds 3.7%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  1,500,000 1,541
Sultanate of Oman, 5.375%, 3/8/27
(USD)  6,255,000 6,541
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,200,000 1,252
Sultanate of Oman, 6.25%, 1/25/31
(USD) (3) 710,000 761
Sultanate of Oman, 6.50%, 3/8/47
(USD)  2,360,000 2,295
Sultanate of Oman, 6.75%, 10/28/27
(USD)  2,700,000 3,007
Sultanate of Oman, 6.75%, 1/17/48
(USD) (3) 1,450,000 1,440

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 7.00%, 1/25/51
(USD) (3) 845,000 860
17,697
Total Oman (Cost
$23,130
)
23,856
PAKISTAN 0.6%
Government Bonds 0.6%
Islamic Republic of Pakistan,
6.875%, 12/5/27 (USD)  1,000,000 1,008
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,936,000 1,916
Total Pakistan (Cost
$3,035
)
2,924
PANAMA 0.8%
Corporate Bonds 0.5%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD) (3) 520,000 536
Banco General, VR, 5.25% (USD) (3)
(4)(5) 580,000 587
Banco Nacional de Panama, 2.50%,
8/11/30 (USD) (3) 1,105,000 1,061
2,184
Government Bonds 0.3%
Republic of Panama, 7.125%,
1/29/26 (USD)  1,200,000 1,470
1,470
Total Panama (Cost
$3,537
)
3,654
PARAGUAY 1.3%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (3) 1,005,000 1,054
1,054
Government Bonds 1.1%
Republic of Paraguay, 4.95%,
4/28/31 (USD) (3) 315,000 357
Republic of Paraguay, 5.40%,
3/30/50 (USD)  3,655,000 4,212
Republic of Paraguay, 6.10%,
8/11/44 (USD)  570,000 697
5,266
Total Paraguay (Cost
$5,911
)
6,320
PERU 0.4%
Corporate Bonds 0.1%
Consorcio Transmantaro, 4.70%,
4/16/34 (USD) (3) 280,000 311
Par/Shares $ Value
(Cost and value in $000s)
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  329,483 386
697
Government Bonds 0.3%
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 1,362
1,362
Total Peru (Cost
$2,071
)
2,059
PHILIPPINES 1.3%
Corporate Bonds 0.9%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,481
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,300
Manila Water, 4.375%, 7/30/30
(USD)  1,400,000 1,473
4,254
Government Bonds 0.4%
Republic of Philippines, 2.65%,
12/10/45 (USD)  2,200,000 2,017
2,017
Total Philippines (Cost
$6,260
)
6,271
QATAR 2.9%
Corporate Bonds 1.2%
Ooredoo International Finance,
2.625%, 4/8/31 (USD) (3) 1,540,000 1,572
Qatar Petroleum, 2.25%, 7/12/31
(USD) (3) 1,210,000 1,200
Qatar Petroleum, 2.25%, 7/12/31
(USD)  1,200,000 1,190
Qatar Petroleum, 3.125%, 7/12/41
(USD) (3) 1,760,000 1,763
5,725
Government Bonds 1.7%
State of Qatar, 4.40%, 4/16/50
(USD) (3) 560,000 685
State of Qatar, 4.40%, 4/16/50
(USD)  800,000 978
State of Qatar, 4.817%, 3/14/49
(USD)  5,000,000 6,443
8,106
Total Qatar (Cost
$14,186
)
13,831
ROMANIA 1.4%
Government Bonds 1.4%
Republic of Romania, 2.875%,
4/13/42 (EUR) (3) 610,000 662
Republic of Romania, 3.00%,
2/14/31 (USD) (3) 1,044,000 1,067

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 3.00%,
2/14/31 (USD)  1,100,000 1,125
Republic of Romania, 4.00%,
2/14/51 (USD) (3) 926,000 926
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 3,020
Total Romania (Cost
$6,882
)
6,800
RUSSIA 3.8%
Corporate Bonds 0.9%
Gazprom via Gaz Finance, 3.50%,
7/14/31 (USD) (3) 1,510,000 1,506
Gazprom via Gaz Finance, 3.50%,
7/14/31 (USD)  390,000 389
GTLK Europe, 5.125%, 5/31/24
(USD)  1,150,000 1,228
GTLK Europe Capital, 5.95%,
4/17/25 (USD)  1,300,000 1,428
4,551
Government Bonds 2.9%
Russian Federation, 4.375%,
3/21/29 (USD)  6,800,000 7,713
Russian Federation, 5.25%, 6/23/47
(USD)  4,800,000 6,093
13,806
Total Russia (Cost
$18,273
)
18,357
SAUDI ARABIA 2.4%
Government Bonds 2.4%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 2,051
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD) (3) 1,265,000 1,245
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 523
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD) (3) 585,000 701
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  1,750,000 2,184
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  2,600,000 2,802
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,700,000 1,911
Total Saudi Arabia (Cost
$10,705
)
11,417
SENEGAL 0.9%
Government Bonds 0.9%
Republic of Senegal, 4.75%,
3/13/28 (EUR)  1,500,000 1,812
Par/Shares $ Value
(Cost and value in $000s)
Republic of Senegal, 6.25%,
5/23/33 (USD)  2,400,000 2,508
Total Senegal (Cost
$4,047
)
4,320
SERBIA 1.1%
Government Bonds 1.1%
Republic of Serbia, 2.125%, 12/1/30
(USD) (3) 439,000 412
Republic of Serbia, 2.125%, 12/1/30
(USD)  5,300,000 4,970
Total Serbia (Cost
$5,463
)
5,382
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 0.25%, 9/15/26 (USD)  980,000 994
Total Singapore (Cost
$980
)
994
SOUTH AFRICA 0.5%
Government Bonds 0.5%
Republic of South Africa, 5.65%,
9/27/47 (USD)  2,050,000 1,955
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 472
Total South Africa (Cost
$2,363
)
2,427
SRI LANKA 1.5%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24
(USD)  845,000 523
523
Government Bonds 1.4%
Republic of Sri Lanka, 5.875%,
7/25/22 (USD)  2,750,000 2,021
Republic of Sri Lanka, 6.125%,
6/3/25 (USD)  4,450,000 2,822
Republic of Sri Lanka, 6.825%,
7/18/26 (USD)  400,000 252
Republic of Sri Lanka, 6.85%,
11/3/25 (USD)  2,200,000 1,388
6,483
Total Sri Lanka (Cost
$9,766
)
7,006
SURINAME 0.1%
Government Bonds 0.1%
Republic of Suriname, 9.25%,
10/26/26 (USD) (1)(6) 500,000 344
Total Suriname (Cost
$320
)
344

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.4%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  1,000,000 1,109
1,109
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD) (3) 810,000 854
854
Total Tanzania (Cost
$1,828
)
1,963
THAILAND 0.6%
Corporate Bonds 0.6%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD) (3)(5) 880,000 872
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (3) 965,000 848
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  1,125,000 989
Total Thailand (Cost
$2,848
)
2,709
TRINIDAD AND TOBAGO 0.4%
Corporate Bonds 0.2%
Trinidad Petroleum Holdings, 9.75%,
6/15/26 (USD) (3) 700,000 777
777
Government Bonds 0.2%
Republic of Trinidad & Tobago,
4.50%, 6/26/30 (USD) (3) 1,075,000 1,129
1,129
Total Trinidad and Tobago (Cost
$1,832
)
1,906
TURKEY 2.5%
Corporate Bonds 0.2%
Akbank, 5.125%, 3/31/25 (USD)  900,000 902
Yapi ve Kredi Bankasi, 5.85%,
6/21/24 (USD)  200,000 205
1,107
Government Bonds 2.3%
Republic of Turkey, 4.25%, 4/14/26
(USD)  5,500,000 5,200
Republic of Turkey, 4.875%, 10/9/26
(USD)  2,275,000 2,186
Republic of Turkey, 5.95%, 1/15/31
(USD)  1,200,000 1,138
Par/Shares $ Value
(Cost and value in $000s)
Republic of Turkey, 6.00%, 1/14/41
(USD)  2,600,000 2,259
10,783
Total Turkey (Cost
$11,930
)
11,890
UKRAINE 3.4%
Corporate Bonds 0.5%
Ukraine Railways Via Rail Capital
Markets, 8.25%, 7/9/24 (USD)  1,375,000 1,438
VF Ukraine PAT via VFU Funding,
6.20%, 2/11/25 (USD)  800,000 831
2,269
Government Bonds 2.9%
Government of Ukraine, 7.75%,
9/1/25 (USD)  1,395,000 1,519
Government of Ukraine, 7.75%,
9/1/27 (USD)  5,055,000 5,490
Government of Ukraine, 8.994%,
2/1/24 (USD)  1,290,000 1,422
Government of Ukraine, 9.75%,
11/1/28 (USD) (3) 2,300,000 2,704
Government of Ukraine, 9.75%,
11/1/28 (USD)  1,750,000 2,057
Government of Ukraine, FRN,
1.258%, 5/31/40 (USD) (2)(3) 485,000 531
13,723
Total Ukraine (Cost
$14,714
)
15,992
UNITED ARAB EMIRATES 1.7%
Corporate Bonds 1.7%
Abu Dhabi Ports, 2.50%, 5/6/31
(USD)  1,400,000 1,420
Acwa Power Management &
Investments One, 5.95%, 12/15/39
(USD)  799,144 967
DP World Crescent, 3.875%,
7/18/29 (USD)  1,950,000 2,111
Emirates NBD Bank, VR, 6.125%
(USD) (4)(5) 1,100,000 1,171
Ruwais Power, 6.00%, 8/31/36
(USD)  1,770,000 2,376
Total United Arab Emirates (Cost
$7,835
)
8,045
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (1)(7) 5,890 —
Mriya Farming, Recovery
Certificates (EUR) (1)(7) 488,383 6
Total United Kingdom (Cost
$–
)
6

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.6%
Convertible Bonds 0.1%
JPMorgan Chase Bank, 0.125%,
1/1/23 (3) 375,000 385
385
Corporate Bonds 0.5%
Citgo Holding, 9.25%, 8/1/24 (3) 650,000 653
LCPR Senior Secured Financing,
5.125%, 7/15/29 (3) 1,745,000 1,791
2,444
Total United States (Cost
$2,877
)
2,829
URUGUAY 0.5%
Government Bonds 0.5%
Republic of Uruguay, 5.10%,
6/18/50 (USD)  1,910,000 2,436
Total Uruguay (Cost
$2,216
)
2,436
UZBEKISTAN 0.8%
Government Bonds 0.8%
Republic of Uzbekistan, 3.90%,
10/19/31 (USD) (3) 1,596,000 1,559
Republic of Uzbekistan, 5.375%,
2/20/29 (USD) (3) 485,000 529
Republic of Uzbekistan, 5.375%,
2/20/29 (USD)  1,640,000 1,791
Total Uzbekistan (Cost
$3,842
)
3,879
VENEZUELA 1.0%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/22 (USD) (1)(6) 800,000 24
24
Government Bonds 1.0%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD) (1)(6) 3,600,000 216
Petroleos de Venezuela, 6.00%,
5/16/24 (USD) (1)(6) 10,960,000 658
Petroleos de Venezuela, 6.00%,
11/15/26 (USD) (1)(6) 2,950,000 177
Petroleos de Venezuela, 8.50%,
10/27/20 (USD) (1)(6) 2,355,500 665
Petroleos de Venezuela, 9.00%,
11/17/21 (USD) (1)(6) 24,590,000 1,475
Petroleos de Venezuela, 9.75%,
5/17/35 (USD) (1)(6) 985,000 59
Petroleos de Venezuela, 12.75%,
2/17/22 (USD) (1)(6) 3,430,000 206
Republic of Venezuela, 6.00%,
12/9/20 (USD) (1)(6) 3,350,000 327
Par/Shares $ Value
(Cost and value in $000s)
Republic of Venezuela, 7.75%,
10/13/19 (USD) (1)(6) 3,600,000 378
Republic of Venezuela, 9.25%,
9/15/27 (USD) (1)(6) 1,000,000 108
Republic of Venezuela, 11.75%,
10/21/26 (USD) (1)(6) 1,500,000 167
Republic of Venezuela, 11.95%,
8/5/31 (USD) (1)(6) 800,000 88
Republic of Venezuela, 12.75%,
8/23/22 (USD) (1)(6) 550,000 61
4,585
Total Venezuela (Cost
$25,116
)
4,609
VIETNAM 1.2%
Corporate Bonds 0.2%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (3) 315,000 314
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  550,000 549
863
Government Bonds 1.0%
Socialist Republic of Vietnam,
4.80%, 11/19/24 (USD) (3) 600,000 666
Socialist Republic of Vietnam,
4.80%, 11/19/24 (USD)  3,600,000 3,994
4,660
Total Vietnam (Cost
$5,160
)
5,523
ZAMBIA 0.4%
Government Bonds 0.4%
Republic of Zambia, 5.375%,
9/20/22 (USD) (1)(6) 2,600,000 1,959
Total Zambia (Cost
$1,443
)
1,959
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.1%
T. Rowe Price Government Reserve
Fund, 0.05% (8)(9) 14,626,515 14,627
14,627

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Obligations 0.5%
U.S. Treasury Notes, 2.625%,
12/15/21 (10) 2,570,000 2,583
2,583
Total Short-Term Investments
(Cost $17,210) 17,210
Total Investments in
Securities 98.9%
(Cost $491,581) $ 472,833
Other Assets Less Liabilities 1.1% 5,313
Net Assets 100.0% $ 478,146
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $85,291 and represents
17.8% of net assets.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Level 3 in fair value hierarchy.
(8) Seven-day yield
(9) Affiliated Companies
(10) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
MXN Mexican Peso
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Argentina (0.0)%
Barclays Bank, Protection Sold (Relevant Credit: Republic of Argentina, CCC+*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/25 (USD) * 545 (228) (101) (127)
Total Argentina (101) (127)
Total Bilateral Credit Default Swaps, Protection Sold (101) (127)
Total Bilateral Swaps (101) (127)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
United States (0.1)%
Protection Sold (Relevant Credit: Markit CDX.EM-S36, 5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/26 10,875 (431) (380) (51)
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S36, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/26 1,100 103 108 (5)
Total United States (56)
Total Centrally Cleared Credit Default Swaps, Protection Sold (56)
Total Centrally Cleared Swaps (56)
Net payments (receipts) of variation margin to date 50
Variation margin receivable (payable) on centrally cleared swaps $ (6)
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1,000.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/8/21 USD 5 IDR 73,906 $ —
Bank of America 10/15/21 USD 275 CNH 1,770 1
Bank of America 12/17/21 USD 103 CNH 670 (1)
BNP Paribas 10/15/21 USD 137 CNH 885 —
BNP Paribas 11/19/21 USD 2,488 EUR 2,109 43
Citibank 11/19/21 USD 1,225 EUR 1,039 20
Goldman Sachs 10/15/21 CNH 3,540 USD 547 1
Goldman Sachs 10/15/21 USD 137 CNH 885 —
HSBC Bank 10/8/21 USD 10 IDR 148,402 —
HSBC Bank 12/17/21 USD 126 CNH 821 —
Morgan Stanley 10/8/21 USD 13 IDR 187,638 —
Morgan Stanley 11/19/21 USD 3,718 EUR 3,148 68
Morgan Stanley 12/17/21 CNH 2,147 USD 330 1
Standard Chartered 12/17/21 USD 101 CNH 655 —
State Street 10/15/21 USD 132 MXN 2,665 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 136

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 26 U.S. Treasury Notes ten year contracts 12/21 3,422 $ (47)
Long, 67 Ultra U.S. Treasury Bonds contracts 12/21 12,801 (327)
Net payments (receipts) of variation margin to date 370
Variation margin receivable (payable) on open futures contracts $ (4)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 9,147  ¤  ¤ $ 14,627^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,627.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E163-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 455,617 $ — $ 455,617
Common Stocks — — 6 6
Short-Term Investments 14,627 2,583 — 17,210
Total Securities 14,627 458,200 6 472,833
Forward Currency Exchange Contracts — 137 — 137
Total $ 14,627 $ 458,337 $ 6 $ 472,970
Liabilities
Swaps* $ — $ 284 $ — $ 284
Forward Currency Exchange Contracts — 1 — 1
Futures Contracts* 374 — — 374
Total $ 374 $ 285 $ — $ 659
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.